Shareholders' equity (Tables)	9 Months Ended
Sep. 30, 2018
Shareholders' equity
Schedule of fair value of options calculated using Black-Scholes option pricing model and weighted average assumptions utilized

Risk-free interest rate	2.18%
Expected dividend yield	1.41%
Expected price volatility of the Company’s common shares	33.3%
Expected life of the option	5 years
Forfeiture rate	0%